Treasury Shares - Summary of Treasury Shares (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Number of shares	8,875,883	10,136,551
Acquisition cost	₩ 1,979,475	₩ 2,260,626